Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Income Tax Disclosure [Abstract]
Valuation allowance increase/(decrease)	$ 3,300	$ 11,600	$ (3,300)
Valuation allowance	$ 36,425	$ 33,121
US corporate federal income tax rate	21.00%	21.00%	33.80%
Cumulative undistributed earnings	$ 2,500
Federal loss carryforwards	267,652
Foreign net operating losses	$ 11,700